Fixed Assets and Asset Retirement Obligations (Forecast of Accretion Expense to Asset Retirement Obligations) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Forecast of Future Accretion Expense [Abstract]
2019	$ 9,928
2020	10,997
2021	9,313
2022	9,892
2023	$ 10,586